SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2019 USD ($) Customer
Segment Information [Abstract]
Consolidated revenue	$ 2,809,114	$ 1,398,154
Number of major customers | Customer	0	0
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	$ 1,783,037	$ 885,126
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	507,037	159,308
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	434,150	340,553
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 84,890	$ 13,167